EQUITY-ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2016
Disclosure of joint ventures [line items]
Carrying value	$ 1,569	$ 721	$ 197	$ 206
Balance, beginning of year	721		197
Investment	420	469	0
Share of net income	(68)	(2)	0
Share of net comprehensive income	426	56	8
Dividends declared	(42)	(31)	(6)
Foreign exchange translation and other	(42)	(31)	$ (6)
Balance, end of year	$ 1,569	$ 721